Average Annual Total Returns - Service Shares - Janus Henderson Overseas Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception
Total	16.02%	8.77%	0.66%	8.54%	May 02, 1994	10.65%	8.93%	4.92%